OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS

at December 31	2025	2024
(millions of Canadian $)

Employee post-retirement benefits (Note 26)	967	758
Contract assets (Note 6)	627	608
Deferred income tax assets (Note 18)	356	428
Fair value of derivative instruments (Note 27)	161	122
Capital projects in development	81	164
Other	290	330
	2,482	2,410